Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	Siren ETF Trust
Entity Central Index Key	0001796383
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 15, 2020
Document Effective Date	Oct. 15, 2020
Prospectus Date	Oct. 15, 2020